Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Effective tax rate	28.93%	29.56%	31.73%
Tax loss carryforwards for federal tax	$ 316.1
Tax loss carryforwards expire after certain period	$ 196.7
Tax loss carryforwards expiration period	between 2033 and 2038
Tax loss carryforwards expire indefinitely	$ 119.4
Tax losses for state and municipal	$ 280.1
Tax losses expiration period	between 2022 and 2040
Mexico [Member]
Income Taxes [Line Items]
Effective tax rate	30.00%	30.00%	30.00%
Canada [Member]
Income Taxes [Line Items]
Tax losses	$ 6.6
Tax losses expiration period	between 2032 and 2040